Summary of significant accounting policies - Statutory reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Minimum of percentage to allocate after-tax profit	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Appropriations to the general reserve	¥ 11,414,000	¥ 9,159,000	¥ 3,929,000
Appropriations to the enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0